Pension and Other Post-Employment Benefits (Real Estate And Other Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, Beginning of Year	$ 264
Fair Value of Plan Assets, End of Year	208	$ 264
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, Beginning of Year	12
Fair Value of Plan Assets, End of Year	10	12
Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, Beginning of Year	13
Fair Value of Plan Assets, End of Year	11	13
Real Estate And Other [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, Beginning of Year	$ 12	$ 13
Purchases
Settlement
Return On Plan Assets Relating To Assets Sold During the reporting period
Return On Plan Assets Relating to Assets Still Held at the reporting date	$ (2)	$ (1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Transfers, Net
Fair Value of Plan Assets, End of Year	$ 10	$ 12